New Accounting Pronouncements Adopted - Summary of Lease Liabilities Measured Using Its Interdental Borrowing Rate (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements Adopted [Abstract]
Operating lease commitments	$ 37,112	$ 9,137
Discounted using the incremental borrowing rate	$ (3,612)	(3,327)
Total		$ 5,810